Capital Structure - Common Stock (Details) (USD $)	3 Months Ended		6 Months Ended	12 Months Ended					2 Months Ended	12 Months Ended
	Mar. 18, 2013	Apr. 19, 2011	Jul. 18, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Apr. 11, 2011	May 19, 2010	May 31, 2011 Box Voyager, Box Trader CMA CGM Kingfish and CGM Marlin	Dec. 31, 2011 Capital Stock	Dec. 31, 2013 Common Stock	Dec. 31, 2012 Common Stock	Dec. 31, 2011 Common Stock
Class Of Stock [Line Items]
Capital stock shares authorized							500,000,000	100
Common stock shares authorized							475,000,000
Common stock par value		$ 0.01
Issuance of common shares	4,000,000	11,000,000	4,285,715
Common stock offering price	$ 5.25	$ 12	$ 7
Proceeds from the issuance of common shares	$ 20,055,000		$ 28,539,005	$ 20,055,000	$ 28,539,005	$ 123,182,340
Stock issued gross proceeds		132,000,000
Proceeds from initial public offering		$ 122,714,865
Shares exchanged for vessel purchase									5,000,000
Capital stock shares surrendered after IPO										100
Shares issued under the Equity Incentive Plan											365,000	324,000	317,000
Common stock shares outstanding											25,291,715	20,926,715